UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

January 31, 2012

1.813030.107

CAF-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 29.7%
Automobiles - 2.0%
Ford Motor Co.	8,430,950	$ 104,712
Diversified Consumer Services - 0.6%
ITT Educational Services, Inc. (a)(d)	489,746	32,260
Hotels, Restaurants & Leisure - 5.2%
Arcos Dorados Holdings, Inc.	725,930	15,607
Chipotle Mexican Grill, Inc. (a)	55,593	20,419
Las Vegas Sands Corp.	148,500	7,293
McDonald's Corp.	623,752	61,783
Paddy Power PLC (Ireland)	1,310,558	72,645
Starbucks Corp.	1,682,948	80,664
Wyndham Worldwide Corp.	198,000	7,872
		266,283
Media - 5.1%
Interpublic Group of Companies, Inc.	9,099,672	94,000
Time Warner, Inc.	1,228,769	45,538
Virgin Media, Inc. (d)	5,105,050	121,704
		261,242
Multiline Retail - 0.5%
Dollar General Corp. (a)	643,491	27,419
Specialty Retail - 11.6%
Bed Bath & Beyond, Inc. (a)	1,930,490	117,181
DSW, Inc. Class A	2,409,319	120,394
Express, Inc. (a)	2,313,214	50,058
Home Depot, Inc.	1,039,481	46,143
Limited Brands, Inc.	811,954	33,988
TJX Companies, Inc.	2,425,890	165,300
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	532,949	40,621
Williams-Sonoma, Inc.	821,839	29,471
		603,156
Textiles, Apparel & Luxury Goods - 4.7%
Coach, Inc.	613,741	42,993
Oxford Industries, Inc. (e)	1,014,141	51,650
PVH Corp.	1,602,176	123,672
VF Corp.	198,000	26,035
		244,350
TOTAL CONSUMER DISCRETIONARY		1,539,422
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 1.1%
Fresh Market, Inc. (a)(d)	385,772	$ 16,611
Whole Foods Market, Inc.	545,163	40,358
		56,969
Personal Products - 1.7%
Elizabeth Arden, Inc. (a)	720,897	25,931
Nu Skin Enterprises, Inc. Class A	1,308,186	65,344
		91,275
Tobacco - 5.1%
Lorillard, Inc.	1,452,169	155,948
Reynolds American, Inc.	2,723,150	106,829
		262,777
TOTAL CONSUMER STAPLES		411,021
ENERGY - 6.5%
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	257,375	12,645
Oil, Gas & Consumable Fuels - 6.2%
Chevron Corp.	950,441	97,971
Hess Corp.	792,000	44,590
Occidental Petroleum Corp.	1,793,806	178,968
		321,529
TOTAL ENERGY		334,174
FINANCIALS - 14.9%
Capital Markets - 2.4%
Morgan Stanley	6,731,836	125,549
Commercial Banks - 5.4%
BB&T Corp.	2,078,961	56,527
Fifth Third Bancorp	6,335,939	82,431
Huntington Bancshares, Inc.	1,980,200	11,307
SunTrust Banks, Inc.	2,128,436	43,782
Wells Fargo & Co.	2,870,865	83,858
		277,905
Diversified Financial Services - 5.4%
Bank of America Corp.	8,909,840	63,527
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Citigroup, Inc.	4,256,871	$ 130,771
JPMorgan Chase & Co.	2,326,478	86,778
		281,076
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	4,473,773	86,344
TOTAL FINANCIALS		770,874
HEALTH CARE - 7.4%
Biotechnology - 7.0%
Alexion Pharmaceuticals, Inc. (a)	427,241	32,795
Amgen, Inc.	792,000	53,785
Biogen Idec, Inc. (a)	1,226,808	144,665
Inhibitex, Inc. (a)(e)	4,950,200	126,379
Micromet, Inc. (a)	364,300	3,982
		361,606
Pharmaceuticals - 0.4%
Shire PLC	713,000	23,672
TOTAL HEALTH CARE		385,278
INDUSTRIALS - 10.7%
Aerospace & Defense - 2.0%
Textron, Inc.	4,137,013	105,411
Airlines - 5.9%
United Continental Holdings, Inc. (a)(d)	10,876,634	251,251
US Airways Group, Inc. (a)(d)	6,407,498	54,079
		305,330
Industrial Conglomerates - 1.2%
Danaher Corp.	1,237,702	64,992
Machinery - 0.1%
Greenbrier Companies, Inc. (a)	167,430	3,725
Professional Services - 0.6%
Robert Half International, Inc.	1,050,836	29,098
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.9%
Air Lease Corp. Class A (d)	1,069,214	$ 27,008
WESCO International, Inc. (a)	316,500	19,902
		46,910
TOTAL INDUSTRIALS		555,466
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.4%
Motorola Mobility Holdings, Inc.	495,000	19,122
Computers & Peripherals - 3.7%
Apple, Inc. (a)	425,637	194,295
Internet Software & Services - 2.1%
VeriSign, Inc.	2,920,841	108,246
IT Services - 0.5%
Paychex, Inc.	831,819	26,202
Semiconductors & Semiconductor Equipment - 1.5%
Altera Corp.	1,138,523	45,302
ASML Holding NV	722,715	31,070
		76,372
Software - 5.3%
Ariba, Inc. (a)	2,914,184	79,557
Autodesk, Inc. (a)	1,584,069	57,026
Citrix Systems, Inc. (a)	713,056	46,498
Intuit, Inc.	1,235,544	69,734
Oracle Corp.	841,500	23,730
		276,545
TOTAL INFORMATION TECHNOLOGY		700,782
TOTAL COMMON STOCKS (Cost $4,148,312)		4,697,017
Money Market Funds - 13.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.12% (b)	506,418,606	$ 506,419
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	194,714,353	194,714
TOTAL MONEY MARKET FUNDS (Cost $701,133)		701,133
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $4,849,445)		5,398,150
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(212,264)
NET ASSETS - 100%		$ 5,185,886
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 110
Fidelity Securities Lending Cash Central Fund	315
Total	$ 425
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Inhibitex, Inc.	$ -	$ 117,572	$ -	$ -	$ 126,379
Oxford Industries, Inc.	40,059	-	-	132	51,650
Total	$ 40,059	$ 117,572	$ -	$ 132	$ 178,029
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,539,422	$ 1,539,422	$ -	$ -
Consumer Staples	411,021	411,021	-	-
Energy	334,174	334,174	-	-
Financials	770,874	770,874	-	-
Health Care	385,278	361,606	23,672	-
Industrials	555,466	555,466	-	-
Information Technology	700,782	700,782	-	-
Money Market Funds	701,133	701,133	-	-
Total Investments in Securities:	$ 5,398,150	$ 5,374,478	$ 23,672	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $4,865,331,000. Net unrealized appreciation aggregated $532,819,000, of which $753,118,000 related to appreciated investment securities and $220,299,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

January 31, 2012

1.813012.107

FDE-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.6%
Hotels, Restaurants & Leisure - 2.7%
McDonald's Corp.	2,000,000	$ 198,100
Starbucks Corp.	1,000,000	47,930
Wyndham Worldwide Corp.	700,000	27,832
		273,862
Media - 1.6%
CBS Corp. Class B	4,100,000	116,768
Time Warner, Inc.	1,400,000	51,884
		168,652
Specialty Retail - 3.4%
AutoZone, Inc. (a)	200,000	69,576
Bed Bath & Beyond, Inc. (a)	1,500,000	91,050
Home Depot, Inc.	4,200,000	186,438
		347,064
Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	734,752	56,716
VF Corp.	1,024,700	134,738
		191,454
TOTAL CONSUMER DISCRETIONARY		981,032
CONSUMER STAPLES - 10.9%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	4,638,240	281,989
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	3,400,000	141,950
Food Products - 0.6%
Ralcorp Holdings, Inc. (a)	700,000	61,215
Household Products - 1.1%
Procter & Gamble Co.	1,800,000	113,472
Tobacco - 5.1%
Imperial Tobacco Group PLC	2,600,000	93,016
Japan Tobacco, Inc.	19,790	97,353
Lorillard, Inc.	700,000	75,173
Philip Morris International, Inc.	3,400,000	254,218
		519,760
TOTAL CONSUMER STAPLES		1,118,386
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 12.0%
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc. (a)	1,400,000	$ 23,030
Helmerich & Payne, Inc.	500,000	30,855
		53,885
Oil, Gas & Consumable Fuels - 11.5%
Chevron Corp.	4,667,400	481,115
CVR Energy, Inc. (a)	1,400,000	34,916
Exxon Mobil Corp.	2,406,880	201,552
HollyFrontier Corp.	1,100,000	32,274
Marathon Oil Corp.	3,900,000	122,421
Marathon Petroleum Corp.	1,400,000	53,508
Tesoro Corp. (a)	6,498,000	162,645
Valero Energy Corp.	3,800,000	91,162
		1,179,593
TOTAL ENERGY		1,233,478
FINANCIALS - 14.3%
Commercial Banks - 5.5%
BB&T Corp.	1,000,000	27,190
U.S. Bancorp	3,700,000	104,414
Wells Fargo & Co.	14,900,000	435,229
		566,833
Consumer Finance - 2.4%
Capital One Financial Corp.	5,230,300	239,286
Diversified Financial Services - 3.7%
JPMorgan Chase & Co.	9,500,000	354,350
KKR Financial Holdings LLC	3,000,000	26,550
		380,900
Insurance - 1.5%
ACE Ltd.	600,000	41,760
Hartford Financial Services Group, Inc.	3,100,000	54,312
MetLife, Inc.	700,000	24,731
Prudential Financial, Inc.	500,000	28,620
		149,423
Real Estate Investment Trusts - 0.8%
American Capital Agency Corp.	1,693,800	49,662
Two Harbors Investment Corp.	3,200,000	31,776
		81,438
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 0.4%
Altisource Portfolio Solutions SA (a)	600,000	$ 32,094
Brookfield Properties Corp.	618,700	10,680
		42,774
TOTAL FINANCIALS		1,460,654
HEALTH CARE - 11.5%
Biotechnology - 3.3%
Amgen, Inc.	4,474,000	303,829
Spectrum Pharmaceuticals, Inc. (a)(d)	2,627,218	36,965
		340,794
Health Care Providers & Services - 5.7%
Aetna, Inc.	2,800,000	122,360
Community Health Systems, Inc. (a)	1,000,000	18,700
Health Net, Inc. (a)	900,000	33,966
Humana, Inc.	1,700,000	151,334
UnitedHealth Group, Inc.	5,000,000	258,950
		585,310
Pharmaceuticals - 2.5%
Jazz Pharmaceuticals PLC (a)	1,100,000	51,150
Pfizer, Inc.	9,000,000	192,600
ViroPharma, Inc. (a)	245,138	7,303
		251,053
TOTAL HEALTH CARE		1,177,157
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	200,000	11,882
Raytheon Co.	600,000	28,794
United Technologies Corp.	1,400,000	109,690
		150,366
Airlines - 0.5%
Alaska Air Group, Inc. (a)	700,000	53,291
Construction & Engineering - 1.6%
KBR, Inc.	5,100,000	163,914
Industrial Conglomerates - 3.8%
General Electric Co.	20,600,000	385,426
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 0.3%
Kennametal, Inc.	700,000	$ 30,177
Professional Services - 0.5%
FTI Consulting, Inc. (a)	600,000	25,692
Towers Watson & Co.	500,000	29,900
		55,592
Road & Rail - 2.0%
CSX Corp.	2,357,200	53,155
Norfolk Southern Corp.	2,100,000	151,620
		204,775
TOTAL INDUSTRIALS		1,043,541
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 3.6%
Brocade Communications Systems, Inc. (a)	4,500,000	25,245
Cisco Systems, Inc.	12,200,000	239,486
Motorola Solutions, Inc.	2,300,000	106,743
		371,474
Computers & Peripherals - 3.4%
Hewlett-Packard Co.	12,550,000	351,149
Internet Software & Services - 0.1%
Facebook, Inc. Class B (f)	493,371	12,334
IT Services - 7.6%
Alliance Data Systems Corp. (a)(d)	1,400,000	155,120
International Business Machines Corp.	1,600,000	308,160
MasterCard, Inc. Class A	221,900	78,901
Visa, Inc. Class A	2,300,000	231,472
		773,653
Semiconductors & Semiconductor Equipment - 0.3%
GT Advanced Technologies, Inc. (a)(d)	3,800,000	32,756
Software - 3.9%
Microsoft Corp.	8,200,000	242,146
Oracle Corp.	5,400,000	152,280
		394,426
TOTAL INFORMATION TECHNOLOGY		1,935,792
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 4.1%
Chemicals - 2.1%
CF Industries Holdings, Inc.	1,207,700	$ 214,222
Metals & Mining - 2.0%
Anglo American PLC (United Kingdom)	2,000,000	82,708
Newmont Mining Corp.	1,626,100	99,973
Nucor Corp.	600,000	26,694
		209,375
TOTAL MATERIALS		423,597
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 0.8%
BT Group PLC	16,800,000	54,054
Nippon Telegraph & Telephone Corp. sponsored ADR	1,400,000	35,042
		89,096
Wireless Telecommunication Services - 2.2%
Vodafone Group PLC sponsored ADR	8,232,300	223,013
TOTAL TELECOMMUNICATION SERVICES		312,109
UTILITIES - 3.5%
Electric Utilities - 1.2%
El Paso Electric Co. (e)	2,090,000	72,732
PNM Resources, Inc.	2,800,000	49,868
		122,600
Gas Utilities - 0.9%
ONEOK, Inc.	1,100,000	91,476
Independent Power Producers & Energy Traders - 1.4%
The AES Corp. (a)	11,549,200	147,368
TOTAL UTILITIES		361,444
TOTAL COMMON STOCKS (Cost $9,615,448)		10,047,190
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 1.6%
Automobiles - 1.6%
Volkswagen AG (Cost $151,790)	910,700	$ 161,222
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 0.12% (b)	147,815,650	147,816
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	68,498,180	68,498
TOTAL MONEY MARKET FUNDS (Cost $216,314)		216,314
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $9,983,552)		10,424,726
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(178,580)
NET ASSETS - 100%		$ 10,246,146
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,334,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 12,338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 37
Fidelity Securities Lending Cash Central Fund	131
Total	$ 168
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
El Paso Electric Co.	$ 66,943	$ -	$ -	$ 460	$ 72,732
Total	$ 66,943	$ -	$ -	$ 460	$ 72,732
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,142,254	$ 1,142,254	$ -	$ -
Consumer Staples	1,118,386	836,397	281,989	-
Energy	1,233,478	1,233,478	-	-
Financials	1,460,654	1,460,654	-	-
Health Care	1,177,157	1,177,157	-	-
Industrials	1,043,541	1,043,541	-	-
Information Technology	1,935,792	1,923,458	-	12,334
Materials	423,597	423,597	-	-
Telecommunication Services	312,109	258,055	54,054	-
Utilities	361,444	361,444	-	-
Money Market Funds	216,314	216,314	-	-
Total Investments in Securities:	$ 10,424,726	$ 10,076,349	$ 336,043	$ 12,334
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,334
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,334
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $10,021,195,000. Net unrealized appreciation aggregated $403,531,000, of which $792,187,000 related to appreciated investment securities and $388,656,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

January 31, 2012

1.813068.107

TQG-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Hotels, Restaurants & Leisure - 2.7%
Las Vegas Sands Corp.	59,000	$ 2,897,490
Starbucks Corp.	106,000	5,080,580
Wyndham Worldwide Corp.	146,000	5,804,960
		13,783,030
Household Durables - 1.8%
PulteGroup, Inc. (a)	1,220,000	9,089,000
Specialty Retail - 3.6%
TJX Companies, Inc.	266,000	18,125,240
Textiles, Apparel & Luxury Goods - 0.9%
G-III Apparel Group Ltd. (a)	203,457	4,644,923
TOTAL CONSUMER DISCRETIONARY		45,642,193
CONSUMER STAPLES - 7.9%
Food & Staples Retailing - 4.3%
Wal-Mart Stores, Inc.	361,000	22,150,960
Personal Products - 3.6%
Estee Lauder Companies, Inc. Class A	236,200	13,683,066
Nu Skin Enterprises, Inc. Class A	88,000	4,395,600
		18,078,666
TOTAL CONSUMER STAPLES		40,229,626
ENERGY - 10.1%
Energy Equipment & Services - 1.7%
Cameron International Corp. (a)	164,000	8,724,800
Oil, Gas & Consumable Fuels - 8.4%
Continental Resources, Inc. (a)(d)	117,000	9,439,560
Keyera Corp.	580,970	27,207,530
Noble Energy, Inc.	62,000	6,241,540
		42,888,630
TOTAL ENERGY		51,613,430
FINANCIALS - 12.4%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	87,000	4,658,850
Morgan Stanley	400,400	7,467,460
		12,126,310
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.9%
Fifth Third Bancorp	1,813,000	$ 23,587,130
SunTrust Banks, Inc.	306,000	6,294,420
		29,881,550
Insurance - 2.6%
Lincoln National Corp.	391,000	8,422,140
Torchmark Corp.	111,000	5,069,370
		13,491,510
Real Estate Investment Trusts - 1.5%
American Tower Corp.	124,000	7,875,240
TOTAL FINANCIALS		63,374,610
HEALTH CARE - 16.4%
Biotechnology - 4.9%
Amgen, Inc.	120,000	8,149,200
Biogen Idec, Inc. (a)	143,300	16,897,936
		25,047,136
Health Care Equipment & Supplies - 5.3%
Edwards Lifesciences Corp. (a)	323,800	26,768,546
Health Care Providers & Services - 3.2%
UnitedHealth Group, Inc.	319,700	16,557,263
Pharmaceuticals - 3.0%
Perrigo Co.	159,000	15,200,400
TOTAL HEALTH CARE		83,573,345
INDUSTRIALS - 10.7%
Air Freight & Logistics - 1.8%
FedEx Corp.	103,000	9,423,470
Machinery - 2.4%
Cummins, Inc.	117,800	12,251,200
Road & Rail - 5.2%
Union Pacific Corp.	232,000	26,519,920
Trading Companies & Distributors - 1.3%
WESCO International, Inc. (a)	104,000	6,539,520
TOTAL INDUSTRIALS		54,734,110
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 26.8%
Computers & Peripherals - 4.8%
Apple, Inc. (a)	53,500	$ 24,421,680
IT Services - 4.6%
MasterCard, Inc. Class A	66,200	23,538,734
Semiconductors & Semiconductor Equipment - 2.4%
Freescale Semiconductor Holdings I Ltd.	266,000	4,248,020
NXP Semiconductors NV (a)	212,000	4,500,760
ON Semiconductor Corp. (a)	434,000	3,775,800
		12,524,580
Software - 15.0%
Citrix Systems, Inc. (a)	432,940	28,232,018
Fair Isaac Corp.	163,000	5,907,120
Intuit, Inc.	488,000	27,542,720
Nuance Communications, Inc. (a)	159,000	4,534,680
salesforce.com, Inc. (a)	87,100	10,173,280
		76,389,818
TOTAL INFORMATION TECHNOLOGY		136,874,812
MATERIALS - 5.7%
Chemicals - 4.7%
CF Industries Holdings, Inc.	29,000	5,144,020
LyondellBasell Industries NV Class A	109,000	4,697,900
W.R. Grace & Co. (a)	264,000	14,134,560
		23,976,480
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc.	109,000	5,036,890
TOTAL MATERIALS		29,013,370
UTILITIES - 0.1%
Gas Utilities - 0.1%
ONEOK, Inc.	4,300	357,588
TOTAL COMMON STOCKS (Cost $447,107,705)		505,413,084
Money Market Funds - 3.4%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $17,481,025)	17,481,025	$ 17,481,025
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $464,588,730)		522,894,109
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(12,746,206)
NET ASSETS - 100%		$ 510,147,903
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 858
Fidelity Securities Lending Cash Central Fund	3,399
Total	$ 4,257
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $469,115,845. Net unrealized appreciation aggregated $53,778,264, of which $61,887,993 related to appreciated investment securities and $8,109,729 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Small Cap Fund

January 31, 2012

1.813071.107

SCS-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.8%
Tenneco, Inc. (a)	427,314	$ 13,717
Hotels, Restaurants & Leisure - 1.6%
Cracker Barrel Old Country Store, Inc.	139,688	7,329
Vail Resorts, Inc.	145,900	6,363
WMS Industries, Inc. (a)	141,100	3,089
Wyndham Worldwide Corp.	256,515	10,199
		26,980
Household Durables - 2.1%
iRobot Corp. (a)	292,770	9,673
La-Z-Boy, Inc. (a)	502,210	6,619
Meritage Homes Corp. (a)	368,600	8,920
Tempur-Pedic International, Inc. (a)	161,994	10,807
		36,019
Media - 0.6%
Digital Generation, Inc. (a)	346,002	4,809
MDC Partners, Inc. Class A (sub. vtg.)	413,300	5,406
		10,215
Multiline Retail - 0.6%
Dollarama, Inc.	253,434	10,931
Specialty Retail - 5.3%
Ascena Retail Group, Inc. (a)	356,580	12,612
Body Central Corp. (a)	446,109	11,991
Cabela's, Inc. Class A (a)	456,062	11,894
DSW, Inc. Class A	253,002	12,643
Fourlis Holdings SA (a)	397,134	790
GameStop Corp. Class A (a)	339,800	7,938
Shoe Carnival, Inc. (a)	409,547	10,357
Signet Jewelers Ltd.	263,200	11,997
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	125,392	9,557
		89,779
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	84,767	6,853
G-III Apparel Group Ltd. (a)	505,900	11,550
PVH Corp.	160,100	12,358
Vera Bradley, Inc. (a)(d)	210,802	7,551
		38,312
TOTAL CONSUMER DISCRETIONARY		225,953
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.2%
Beverages - 0.6%
Monster Beverage Corp. (a)	88,600	$ 9,260
Primo Water Corp. (a)(d)	412,800	1,210
		10,470
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	163,660	8,337
Crumbs Bake Shop, Inc. (a)	95,085	377
United Natural Foods, Inc. (a)	156,145	6,878
		15,592
Food Products - 0.7%
Chiquita Brands International, Inc. (a)	292,270	2,569
Diamond Foods, Inc. (d)	48,900	1,777
Green Mountain Coffee Roasters, Inc. (a)(d)	134,103	7,153
		11,499
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)	284,716	10,241
Nu Skin Enterprises, Inc. Class A	150,893	7,537
		17,778
TOTAL CONSUMER STAPLES		55,339
ENERGY - 6.6%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc. (a)	211,700	9,734
Total Energy Services, Inc.	547,700	9,187
Willbros Group, Inc. (a)	998,764	4,255
		23,176
Oil, Gas & Consumable Fuels - 5.2%
Atlas Pipeline Partners, LP	377,313	14,153
Berry Petroleum Co. Class A	333,900	15,029
Cheniere Energy, Inc. (a)	407,867	5,217
Cloud Peak Energy, Inc. (a)	559,400	10,601
Energen Corp.	63,462	3,057
Petroleum Development Corp. (a)	315,201	9,812
SM Energy Co.	129,691	9,413
Stone Energy Corp. (a)	369,600	10,367
Targa Resources Corp.	282,500	11,707
		89,356
TOTAL ENERGY		112,532
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 21.1%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)	76,200	$ 7,659
Duff & Phelps Corp. Class A	1,134,646	17,394
Knight Capital Group, Inc. Class A (a)	984,048	12,783
Waddell & Reed Financial, Inc. Class A	286,759	7,872
		45,708
Commercial Banks - 5.3%
Associated Banc-Corp.	1,333,723	16,618
BBCN Bancorp, Inc. (a)	1,037,900	10,504
CapitalSource, Inc.	419,361	2,898
Cathay General Bancorp	628,839	9,898
City National Corp.	332,700	15,264
Columbia Banking Systems, Inc.	249,000	5,229
National Penn Bancshares, Inc.	1,959,300	17,026
PacWest Bancorp	649,361	13,812
		91,249
Insurance - 4.0%
Allied World Assurance Co. Holdings Ltd.	181,300	11,155
Alterra Capital Holdings Ltd.	718,600	17,369
Amerisafe, Inc. (a)	759,900	18,678
ProAssurance Corp.	249,520	20,368
		67,570
Real Estate Investment Trusts - 8.2%
American Assets Trust, Inc.	866,800	19,191
Colonial Properties Trust (SBI)	708,953	15,157
DCT Industrial Trust, Inc.	2,124,000	11,724
Glimcher Realty Trust	1,772,540	17,070
Highwoods Properties, Inc. (SBI)	710,500	23,510
Home Properties, Inc.	283,128	16,869
National Retail Properties, Inc. (d)	694,600	18,761
Ramco-Gershenson Properties Trust (SBI)	1,626,250	18,816
		141,098
Thrifts & Mortgage Finance - 0.9%
Washington Federal, Inc.	531,506	8,377
WSFS Financial Corp.	198,093	7,708
		16,085
TOTAL FINANCIALS		361,710
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.9%
Biotechnology - 2.7%
Achillion Pharmaceuticals, Inc. (a)	501,084	$ 5,557
Ardea Biosciences, Inc. (a)	193,205	3,514
ARIAD Pharmaceuticals, Inc. (a)	608,077	8,969
ArQule, Inc. (a)	467,758	3,695
BioMarin Pharmaceutical, Inc. (a)	126,306	4,505
Chelsea Therapeutics International Ltd. (a)	663,601	2,986
Dynavax Technologies Corp. (a)	1,724,341	6,001
Infinity Pharmaceuticals, Inc. (a)(d)	358,073	2,177
Synageva BioPharma Corp. (a)	129,110	4,587
Theravance, Inc. (a)	184,581	3,274
		45,265
Health Care Equipment & Supplies - 1.8%
Analogic Corp.	168,299	9,548
Cerus Corp. (a)(d)	1,766,749	5,035
Conceptus, Inc. (a)	242,514	3,002
Endologix, Inc. (a)	348,980	4,530
Natus Medical, Inc. (a)	99,067	1,120
Sirona Dental Systems, Inc. (a)	158,800	7,678
		30,913
Health Care Providers & Services - 3.5%
Air Methods Corp. (a)	68,476	5,773
Catalyst Health Solutions, Inc. (a)	94,991	5,202
Centene Corp. (a)	122,492	5,537
Corvel Corp. (a)	165,717	8,067
Humana, Inc.	96,128	8,557
MEDNAX, Inc. (a)	155,275	11,059
PSS World Medical, Inc. (a)	280,731	6,813
Wellcare Health Plans, Inc. (a)	148,625	8,882
		59,890
Health Care Technology - 0.9%
Epocrates, Inc. (a)(d)	652,900	6,327
Merge Healthcare, Inc. (a)	322,355	1,767
Omnicell, Inc. (a)	483,512	7,485
		15,579
Life Sciences Tools & Services - 0.5%
eResearchTechnology, Inc. (a)	815,772	4,519
Furiex Pharmaceuticals, Inc. (a)	240,964	3,819
		8,338
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Optimer Pharmaceuticals, Inc. (a)	154,000	$ 1,997
Questcor Pharmaceuticals, Inc. (a)	128,496	4,553
XenoPort, Inc. (a)	582,300	2,440
		8,990
TOTAL HEALTH CARE		168,975
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	137,951	8,196
Teledyne Technologies, Inc. (a)	292,642	16,610
		24,806
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	484,900	7,220
Building Products - 1.2%
AAON, Inc. (d)	450,950	9,132
Armstrong World Industries, Inc. (a)	240,458	11,229
		20,361
Commercial Services & Supplies - 1.4%
Swisher Hygiene, Inc.	986,560	3,463
Sykes Enterprises, Inc. (a)	523,102	9,170
United Stationers, Inc.	361,984	11,703
		24,336
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	369,872	8,307
MasTec, Inc. (a)	503,790	8,207
		16,514
Electrical Equipment - 1.5%
General Cable Corp. (a)	445,315	13,742
GrafTech International Ltd. (a)	606,747	9,963
II-VI, Inc. (a)	102,100	2,349
		26,054
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	207,800	9,918
Machinery - 3.3%
Actuant Corp. Class A	520,721	13,200
Altra Holdings, Inc. (a)	408,487	7,839
CLARCOR, Inc.	243,014	12,493
Greenbrier Companies, Inc. (a)	205,000	4,561
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	392,233	$ 8,500
Wabtec Corp.	138,129	9,502
		56,095
Professional Services - 3.0%
Advisory Board Co. (a)	174,064	13,278
Equifax, Inc.	290,100	11,305
Manpower, Inc.	235,900	9,462
Stantec, Inc. (a)	387,300	10,776
Towers Watson & Co.	114,300	6,835
		51,656
Trading Companies & Distributors - 1.4%
Interline Brands, Inc. (a)	584,807	9,948
Watsco, Inc.	193,223	13,327
		23,275
TOTAL INDUSTRIALS		260,235
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)	195,500	5,714
Brocade Communications Systems, Inc. (a)	2,524,083	14,160
Ixia (a)	979,287	11,957
NETGEAR, Inc. (a)	148,232	5,903
Polycom, Inc. (a)	260,574	5,198
		42,932
Computers & Peripherals - 2.9%
NCR Corp. (a)	510,000	9,552
Quantum Corp. (a)	5,519,727	13,910
Super Micro Computer, Inc. (a)	891,625	15,051
Synaptics, Inc. (a)(d)	302,836	11,602
		50,115
Electronic Equipment & Components - 1.1%
DDi Corp.	353,187	3,429
Fabrinet (a)	834,161	13,739
Multi-Fineline Electronix, Inc. (a)	32,186	800
		17,968
Internet Software & Services - 3.0%
Constant Contact, Inc. (a)(d)	280,911	7,017
InfoSpace, Inc. (a)	422,201	5,197
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	215,201	$ 9,342
Travelzoo, Inc. (a)(d)	149,465	3,858
VeriSign, Inc.	312,101	11,566
Web.com, Inc. (a)(d)	1,122,270	14,365
		51,345
IT Services - 1.1%
Cardtronics, Inc. (a)	213,999	5,468
Euronet Worldwide, Inc. (a)	524,884	9,637
HiSoft Technology International Ltd. ADR (a)	396,576	4,509
		19,614
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	748,439	5,022
Cymer, Inc. (a)	112,100	5,581
Entegris, Inc. (a)	520,370	4,985
Marvell Technology Group Ltd. (a)	564,844	8,772
Micron Technology, Inc. (a)	925,912	7,028
ON Semiconductor Corp. (a)	558,568	4,860
RF Micro Devices, Inc. (a)	2,071,500	10,337
Spansion, Inc. Class A (a)	494,756	4,962
		51,547
Software - 4.2%
Aspen Technology, Inc. (a)	354,531	6,385
BroadSoft, Inc. (a)	222,104	6,192
Gameloft (a)	538,285	3,739
JDA Software Group, Inc. (a)	348,248	10,263
Kenexa Corp. (a)	193,430	4,646
Mentor Graphics Corp. (a)	329,984	4,577
Micro Focus International PLC	1,511,481	10,069
Parametric Technology Corp. (a)	644,870	16,231
Synchronoss Technologies, Inc. (a)	304,456	10,175
		72,277
TOTAL INFORMATION TECHNOLOGY		305,798
MATERIALS - 4.4%
Chemicals - 1.3%
Cabot Corp.	320,300	11,595
Rockwood Holdings, Inc. (a)	222,400	11,231
		22,826
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 1.1%
Aptargroup, Inc.	167,900	$ 8,801
Rock-Tenn Co. Class A	159,090	9,841
		18,642
Metals & Mining - 2.0%
Carpenter Technology Corp.	166,286	8,727
Coeur d'Alene Mines Corp. (a)	353,600	9,781
Compass Minerals International, Inc.	133,200	9,733
HudBay Minerals, Inc.	507,100	5,922
		34,163
TOTAL MATERIALS		75,631
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	28,833	1,916
Wireless Telecommunication Services - 0.8%
Clearwire Corp. Class A (a)	5,768,164	9,748
MetroPCS Communications, Inc. (a)	139,900	1,237
NII Holdings, Inc. (a)	141,104	2,838
		13,823
TOTAL TELECOMMUNICATION SERVICES		15,739
UTILITIES - 3.3%
Electric Utilities - 1.8%
Cleco Corp.	260,800	10,369
Empire District Electric Co.	273,577	5,699
IDACORP, Inc.	197,707	8,333
PNM Resources, Inc.	353,766	6,301
		30,702
Gas Utilities - 1.1%
Northwest Natural Gas Co.	198,489	9,438
Piedmont Natural Gas Co., Inc. (d)	263,278	8,667
		18,105
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	197,000	$ 6,923
TOTAL UTILITIES		55,730
TOTAL COMMON STOCKS (Cost $1,505,878)		1,637,642
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Agios Pharmaceuticals, Inc. Series C (e)	329,266	1,617
Merrimack Pharmaceuticals, Inc. Series G (e)	391,134	2,816
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,355)		4,433
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02%, 2/23/12 to 3/8/12 (Cost $3,100)	$ 3,100	3,100
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	53,154,932	53,155
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	34,783,332	34,783
TOTAL MONEY MARKET FUNDS (Cost $87,938)		87,938
Cash Equivalents - 0.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $14,845)	$ 14,845	$ 14,845
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,616,116)		1,747,958
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(34,783)
NET ASSETS - 100%		$ 1,713,175
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,433,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 2,738
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,845,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 7,831
Barclays Capital, Inc.	4,165
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,849
$ 14,845
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	651
Total	$ 666
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 225,953	$ 225,953	$ -	$ -
Consumer Staples	55,339	55,339	-	-
Energy	112,532	112,532	-	-
Financials	361,710	361,710	-	-
Health Care	173,408	168,975	-	4,433
Industrials	260,235	260,235	-	-
Information Technology	305,798	305,798	-	-
Materials	75,631	75,631	-	-
Telecommunication Services	15,739	15,739	-	-
Utilities	55,730	55,730	-	-
U.S. Government and Government Agency Obligations	3,100	-	3,100	-
Money Market Funds	87,938	87,938	-	-
Cash Equivalents	14,845	-	14,845	-
Total Investments in Securities:	$ 1,747,958	$ 1,725,580	$ 17,945	$ 4,433
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,738
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	78
Cost of Purchases	1,617
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,433
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 78

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,616,819,000. Net unrealized appreciation aggregated $131,139,000, of which $249,411,000 related to appreciated investment securities and $118,272,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Stock Selector Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Stock Selector Small Cap Fund

1.863106.104

ASCS-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.8%
Tenneco, Inc. (a)	427,314	$ 13,717
Hotels, Restaurants & Leisure - 1.6%
Cracker Barrel Old Country Store, Inc.	139,688	7,329
Vail Resorts, Inc.	145,900	6,363
WMS Industries, Inc. (a)	141,100	3,089
Wyndham Worldwide Corp.	256,515	10,199
		26,980
Household Durables - 2.1%
iRobot Corp. (a)	292,770	9,673
La-Z-Boy, Inc. (a)	502,210	6,619
Meritage Homes Corp. (a)	368,600	8,920
Tempur-Pedic International, Inc. (a)	161,994	10,807
		36,019
Media - 0.6%
Digital Generation, Inc. (a)	346,002	4,809
MDC Partners, Inc. Class A (sub. vtg.)	413,300	5,406
		10,215
Multiline Retail - 0.6%
Dollarama, Inc.	253,434	10,931
Specialty Retail - 5.3%
Ascena Retail Group, Inc. (a)	356,580	12,612
Body Central Corp. (a)	446,109	11,991
Cabela's, Inc. Class A (a)	456,062	11,894
DSW, Inc. Class A	253,002	12,643
Fourlis Holdings SA (a)	397,134	790
GameStop Corp. Class A (a)	339,800	7,938
Shoe Carnival, Inc. (a)	409,547	10,357
Signet Jewelers Ltd.	263,200	11,997
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	125,392	9,557
		89,779
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	84,767	6,853
G-III Apparel Group Ltd. (a)	505,900	11,550
PVH Corp.	160,100	12,358
Vera Bradley, Inc. (a)(d)	210,802	7,551
		38,312
TOTAL CONSUMER DISCRETIONARY		225,953
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.2%
Beverages - 0.6%
Monster Beverage Corp. (a)	88,600	$ 9,260
Primo Water Corp. (a)(d)	412,800	1,210
		10,470
Food & Staples Retailing - 0.9%
Casey's General Stores, Inc.	163,660	8,337
Crumbs Bake Shop, Inc. (a)	95,085	377
United Natural Foods, Inc. (a)	156,145	6,878
		15,592
Food Products - 0.7%
Chiquita Brands International, Inc. (a)	292,270	2,569
Diamond Foods, Inc. (d)	48,900	1,777
Green Mountain Coffee Roasters, Inc. (a)(d)	134,103	7,153
		11,499
Personal Products - 1.0%
Elizabeth Arden, Inc. (a)	284,716	10,241
Nu Skin Enterprises, Inc. Class A	150,893	7,537
		17,778
TOTAL CONSUMER STAPLES		55,339
ENERGY - 6.6%
Energy Equipment & Services - 1.4%
Atwood Oceanics, Inc. (a)	211,700	9,734
Total Energy Services, Inc.	547,700	9,187
Willbros Group, Inc. (a)	998,764	4,255
		23,176
Oil, Gas & Consumable Fuels - 5.2%
Atlas Pipeline Partners, LP	377,313	14,153
Berry Petroleum Co. Class A	333,900	15,029
Cheniere Energy, Inc. (a)	407,867	5,217
Cloud Peak Energy, Inc. (a)	559,400	10,601
Energen Corp.	63,462	3,057
Petroleum Development Corp. (a)	315,201	9,812
SM Energy Co.	129,691	9,413
Stone Energy Corp. (a)	369,600	10,367
Targa Resources Corp.	282,500	11,707
		89,356
TOTAL ENERGY		112,532
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 21.1%
Capital Markets - 2.7%
Affiliated Managers Group, Inc. (a)	76,200	$ 7,659
Duff & Phelps Corp. Class A	1,134,646	17,394
Knight Capital Group, Inc. Class A (a)	984,048	12,783
Waddell & Reed Financial, Inc. Class A	286,759	7,872
		45,708
Commercial Banks - 5.3%
Associated Banc-Corp.	1,333,723	16,618
BBCN Bancorp, Inc. (a)	1,037,900	10,504
CapitalSource, Inc.	419,361	2,898
Cathay General Bancorp	628,839	9,898
City National Corp.	332,700	15,264
Columbia Banking Systems, Inc.	249,000	5,229
National Penn Bancshares, Inc.	1,959,300	17,026
PacWest Bancorp	649,361	13,812
		91,249
Insurance - 4.0%
Allied World Assurance Co. Holdings Ltd.	181,300	11,155
Alterra Capital Holdings Ltd.	718,600	17,369
Amerisafe, Inc. (a)	759,900	18,678
ProAssurance Corp.	249,520	20,368
		67,570
Real Estate Investment Trusts - 8.2%
American Assets Trust, Inc.	866,800	19,191
Colonial Properties Trust (SBI)	708,953	15,157
DCT Industrial Trust, Inc.	2,124,000	11,724
Glimcher Realty Trust	1,772,540	17,070
Highwoods Properties, Inc. (SBI)	710,500	23,510
Home Properties, Inc.	283,128	16,869
National Retail Properties, Inc. (d)	694,600	18,761
Ramco-Gershenson Properties Trust (SBI)	1,626,250	18,816
		141,098
Thrifts & Mortgage Finance - 0.9%
Washington Federal, Inc.	531,506	8,377
WSFS Financial Corp.	198,093	7,708
		16,085
TOTAL FINANCIALS		361,710
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.9%
Biotechnology - 2.7%
Achillion Pharmaceuticals, Inc. (a)	501,084	$ 5,557
Ardea Biosciences, Inc. (a)	193,205	3,514
ARIAD Pharmaceuticals, Inc. (a)	608,077	8,969
ArQule, Inc. (a)	467,758	3,695
BioMarin Pharmaceutical, Inc. (a)	126,306	4,505
Chelsea Therapeutics International Ltd. (a)	663,601	2,986
Dynavax Technologies Corp. (a)	1,724,341	6,001
Infinity Pharmaceuticals, Inc. (a)(d)	358,073	2,177
Synageva BioPharma Corp. (a)	129,110	4,587
Theravance, Inc. (a)	184,581	3,274
		45,265
Health Care Equipment & Supplies - 1.8%
Analogic Corp.	168,299	9,548
Cerus Corp. (a)(d)	1,766,749	5,035
Conceptus, Inc. (a)	242,514	3,002
Endologix, Inc. (a)	348,980	4,530
Natus Medical, Inc. (a)	99,067	1,120
Sirona Dental Systems, Inc. (a)	158,800	7,678
		30,913
Health Care Providers & Services - 3.5%
Air Methods Corp. (a)	68,476	5,773
Catalyst Health Solutions, Inc. (a)	94,991	5,202
Centene Corp. (a)	122,492	5,537
Corvel Corp. (a)	165,717	8,067
Humana, Inc.	96,128	8,557
MEDNAX, Inc. (a)	155,275	11,059
PSS World Medical, Inc. (a)	280,731	6,813
Wellcare Health Plans, Inc. (a)	148,625	8,882
		59,890
Health Care Technology - 0.9%
Epocrates, Inc. (a)(d)	652,900	6,327
Merge Healthcare, Inc. (a)	322,355	1,767
Omnicell, Inc. (a)	483,512	7,485
		15,579
Life Sciences Tools & Services - 0.5%
eResearchTechnology, Inc. (a)	815,772	4,519
Furiex Pharmaceuticals, Inc. (a)	240,964	3,819
		8,338
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.5%
Optimer Pharmaceuticals, Inc. (a)	154,000	$ 1,997
Questcor Pharmaceuticals, Inc. (a)	128,496	4,553
XenoPort, Inc. (a)	582,300	2,440
		8,990
TOTAL HEALTH CARE		168,975
INDUSTRIALS - 15.2%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc.	137,951	8,196
Teledyne Technologies, Inc. (a)	292,642	16,610
		24,806
Air Freight & Logistics - 0.4%
UTI Worldwide, Inc.	484,900	7,220
Building Products - 1.2%
AAON, Inc. (d)	450,950	9,132
Armstrong World Industries, Inc. (a)	240,458	11,229
		20,361
Commercial Services & Supplies - 1.4%
Swisher Hygiene, Inc.	986,560	3,463
Sykes Enterprises, Inc. (a)	523,102	9,170
United Stationers, Inc.	361,984	11,703
		24,336
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	369,872	8,307
MasTec, Inc. (a)	503,790	8,207
		16,514
Electrical Equipment - 1.5%
General Cable Corp. (a)	445,315	13,742
GrafTech International Ltd. (a)	606,747	9,963
II-VI, Inc. (a)	102,100	2,349
		26,054
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	207,800	9,918
Machinery - 3.3%
Actuant Corp. Class A	520,721	13,200
Altra Holdings, Inc. (a)	408,487	7,839
CLARCOR, Inc.	243,014	12,493
Greenbrier Companies, Inc. (a)	205,000	4,561
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	392,233	$ 8,500
Wabtec Corp.	138,129	9,502
		56,095
Professional Services - 3.0%
Advisory Board Co. (a)	174,064	13,278
Equifax, Inc.	290,100	11,305
Manpower, Inc.	235,900	9,462
Stantec, Inc. (a)	387,300	10,776
Towers Watson & Co.	114,300	6,835
		51,656
Trading Companies & Distributors - 1.4%
Interline Brands, Inc. (a)	584,807	9,948
Watsco, Inc.	193,223	13,327
		23,275
TOTAL INDUSTRIALS		260,235
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.5%
Acme Packet, Inc. (a)	195,500	5,714
Brocade Communications Systems, Inc. (a)	2,524,083	14,160
Ixia (a)	979,287	11,957
NETGEAR, Inc. (a)	148,232	5,903
Polycom, Inc. (a)	260,574	5,198
		42,932
Computers & Peripherals - 2.9%
NCR Corp. (a)	510,000	9,552
Quantum Corp. (a)	5,519,727	13,910
Super Micro Computer, Inc. (a)	891,625	15,051
Synaptics, Inc. (a)(d)	302,836	11,602
		50,115
Electronic Equipment & Components - 1.1%
DDi Corp.	353,187	3,429
Fabrinet (a)	834,161	13,739
Multi-Fineline Electronix, Inc. (a)	32,186	800
		17,968
Internet Software & Services - 3.0%
Constant Contact, Inc. (a)(d)	280,911	7,017
InfoSpace, Inc. (a)	422,201	5,197
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Rackspace Hosting, Inc. (a)	215,201	$ 9,342
Travelzoo, Inc. (a)(d)	149,465	3,858
VeriSign, Inc.	312,101	11,566
Web.com, Inc. (a)(d)	1,122,270	14,365
		51,345
IT Services - 1.1%
Cardtronics, Inc. (a)	213,999	5,468
Euronet Worldwide, Inc. (a)	524,884	9,637
HiSoft Technology International Ltd. ADR (a)	396,576	4,509
		19,614
Semiconductors & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	748,439	5,022
Cymer, Inc. (a)	112,100	5,581
Entegris, Inc. (a)	520,370	4,985
Marvell Technology Group Ltd. (a)	564,844	8,772
Micron Technology, Inc. (a)	925,912	7,028
ON Semiconductor Corp. (a)	558,568	4,860
RF Micro Devices, Inc. (a)	2,071,500	10,337
Spansion, Inc. Class A (a)	494,756	4,962
		51,547
Software - 4.2%
Aspen Technology, Inc. (a)	354,531	6,385
BroadSoft, Inc. (a)	222,104	6,192
Gameloft (a)	538,285	3,739
JDA Software Group, Inc. (a)	348,248	10,263
Kenexa Corp. (a)	193,430	4,646
Mentor Graphics Corp. (a)	329,984	4,577
Micro Focus International PLC	1,511,481	10,069
Parametric Technology Corp. (a)	644,870	16,231
Synchronoss Technologies, Inc. (a)	304,456	10,175
		72,277
TOTAL INFORMATION TECHNOLOGY		305,798
MATERIALS - 4.4%
Chemicals - 1.3%
Cabot Corp.	320,300	11,595
Rockwood Holdings, Inc. (a)	222,400	11,231
		22,826
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - 1.1%
Aptargroup, Inc.	167,900	$ 8,801
Rock-Tenn Co. Class A	159,090	9,841
		18,642
Metals & Mining - 2.0%
Carpenter Technology Corp.	166,286	8,727
Coeur d'Alene Mines Corp. (a)	353,600	9,781
Compass Minerals International, Inc.	133,200	9,733
HudBay Minerals, Inc.	507,100	5,922
		34,163
TOTAL MATERIALS		75,631
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
AboveNet, Inc. (a)	28,833	1,916
Wireless Telecommunication Services - 0.8%
Clearwire Corp. Class A (a)	5,768,164	9,748
MetroPCS Communications, Inc. (a)	139,900	1,237
NII Holdings, Inc. (a)	141,104	2,838
		13,823
TOTAL TELECOMMUNICATION SERVICES		15,739
UTILITIES - 3.3%
Electric Utilities - 1.8%
Cleco Corp.	260,800	10,369
Empire District Electric Co.	273,577	5,699
IDACORP, Inc.	197,707	8,333
PNM Resources, Inc.	353,766	6,301
		30,702
Gas Utilities - 1.1%
Northwest Natural Gas Co.	198,489	9,438
Piedmont Natural Gas Co., Inc. (d)	263,278	8,667
		18,105
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	197,000	$ 6,923
TOTAL UTILITIES		55,730
TOTAL COMMON STOCKS (Cost $1,505,878)		1,637,642
Convertible Preferred Stocks - 0.2%

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Agios Pharmaceuticals, Inc. Series C (e)	329,266	1,617
Merrimack Pharmaceuticals, Inc. Series G (e)	391,134	2,816
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,355)		4,433
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.02%, 2/23/12 to 3/8/12 (Cost $3,100)	$ 3,100	3,100
Money Market Funds - 5.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	53,154,932	53,155
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	34,783,332	34,783
TOTAL MONEY MARKET FUNDS (Cost $87,938)		87,938
Cash Equivalents - 0.9%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.2%, dated 1/31/12 due 2/1/12 (Collateralized by U.S. Government Obligations) # (Cost $14,845)	$ 14,845	$ 14,845
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,616,116)		1,747,958
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(34,783)
NET ASSETS - 100%		$ 1,713,175
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,433,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Merrimack Pharmaceuticals, Inc. Series G	3/31/11	$ 2,738
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$14,845,000 due 2/01/12 at 0.20%
BNP Paribas Securities Corp.	$ 7,831
Barclays Capital, Inc.	4,165
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2,849
$ 14,845
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	651
Total	$ 666
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 225,953	$ 225,953	$ -	$ -
Consumer Staples	55,339	55,339	-	-
Energy	112,532	112,532	-	-
Financials	361,710	361,710	-	-
Health Care	173,408	168,975	-	4,433
Industrials	260,235	260,235	-	-
Information Technology	305,798	305,798	-	-
Materials	75,631	75,631	-	-
Telecommunication Services	15,739	15,739	-	-
Utilities	55,730	55,730	-	-
U.S. Government and Government Agency Obligations	3,100	-	3,100	-
Money Market Funds	87,938	87,938	-	-
Cash Equivalents	14,845	-	14,845	-
Total Investments in Securities:	$ 1,747,958	$ 1,725,580	$ 17,945	$ 4,433
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,738
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	78
Cost of Purchases	1,617
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,433
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2012	$ 78

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $1,616,819,000. Net unrealized appreciation aggregated $131,139,000, of which $249,411,000 related to appreciated investment securities and $118,272,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

January 31, 2012

1.813084.107

VAL-QTLY-0312

Investments January 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 1.0%
Autoliv, Inc.	665,291	$ 41,973
Delphi Automotive PLC	495,500	13,294
Tenneco, Inc. (a)	432,439	13,881
		69,148
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	965,500	12,986
Hotels, Restaurants & Leisure - 1.9%
Accor SA	408,155	12,401
Brinker International, Inc.	424,191	10,965
Carnival Corp. unit	613,100	18,516
Penn National Gaming, Inc. (a)	611,335	25,028
Sonic Corp. (a)	2,388,858	16,364
Wyndham Worldwide Corp.	990,032	39,364
		122,638
Household Durables - 1.0%
Jarden Corp.	1,746,672	58,845
PulteGroup, Inc. (a)	1,035,709	7,716
		66,561
Leisure Equipment & Products - 0.7%
Brunswick Corp.	1,507,607	32,172
Hasbro, Inc.	360,641	12,590
		44,762
Media - 1.2%
Aegis Group PLC	8,393,121	20,873
Comcast Corp. Class A	431,700	11,479
DreamWorks Animation SKG, Inc. Class A (a)(d)	928,114	16,474
Kabel Deutschland Holding AG (a)	133,800	6,976
The Walt Disney Co.	169,900	6,609
Valassis Communications, Inc. (a)(d)	768,586	17,485
		79,896
Multiline Retail - 0.7%
Macy's, Inc.	1,080,100	36,389
PPR SA	56,600	8,906
		45,295
Specialty Retail - 3.4%
Advance Auto Parts, Inc.	175,789	13,472
Ascena Retail Group, Inc. (a)	465,000	16,447
Best Buy Co., Inc.	1,877,178	44,958
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Chico's FAS, Inc.	3,015,598	$ 34,498
Collective Brands, Inc. (a)(d)	1,733,029	28,872
Lowe's Companies, Inc.	1,451,265	38,937
OfficeMax, Inc. (a)	2,287,404	12,649
Signet Jewelers Ltd.	214,800	9,791
Staples, Inc.	1,892,003	27,680
		227,304
Textiles, Apparel & Luxury Goods - 0.5%
Gildan Activewear, Inc.	879,300	19,134
Warnaco Group, Inc. (a)	245,064	14,275
		33,409
TOTAL CONSUMER DISCRETIONARY		701,999
CONSUMER STAPLES - 5.5%
Beverages - 1.7%
Beam, Inc.	152,600	7,983
Coca-Cola Enterprises, Inc.	466,286	12,492
Dr Pepper Snapple Group, Inc.	1,002,352	38,911
Molson Coors Brewing Co. Class B	433,510	18,593
PepsiCo, Inc.	405,483	26,628
Treasury Wine Estates Ltd.	2,304,956	8,491
		113,098
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	141,520	7,209
CVS Caremark Corp.	601,720	25,122
Kroger Co.	521,104	12,381
Walgreen Co.	308,614	10,295
		55,007
Food Products - 2.1%
Archer Daniels Midland Co.	266,544	7,631
Bunge Ltd.	420,499	24,082
ConAgra Foods, Inc.	872,960	23,282
Danone	213,100	13,152
Dean Foods Co. (a)	1,599,962	17,216
Mead Johnson Nutrition Co. Class A	84,100	6,231
Sara Lee Corp.	477,990	9,154
The J.M. Smucker Co.	492,697	38,815
		139,563
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.2%
Spectrum Brands Holdings, Inc. (a)	353,531	$ 10,235
Tobacco - 0.7%
Lorillard, Inc.	437,570	46,991
TOTAL CONSUMER STAPLES		364,894
ENERGY - 6.9%
Energy Equipment & Services - 2.4%
BW Offshore Ltd.	7,178,254	10,839
Cameron International Corp. (a)	673,499	35,830
Exterran Holdings, Inc. (a)(d)	1,128,201	10,470
Halliburton Co.	1,212,075	44,580
Heckmann Corp. (a)(d)	1,933,405	9,880
Patterson-UTI Energy, Inc.	903,000	17,040
Rowan Companies, Inc. (a)	666,895	22,681
Unit Corp. (a)	169,376	7,664
		158,984
Oil, Gas & Consumable Fuels - 4.5%
Anadarko Petroleum Corp.	220,400	17,791
Apache Corp.	219,000	21,655
Atlas Pipeline Partners, LP	532,200	19,963
Cimarex Energy Co.	263,600	15,389
Cloud Peak Energy, Inc. (a)	724,114	13,722
Energen Corp.	322,600	15,540
HollyFrontier Corp.	1,205,870	35,380
Inergy Midstream LP	358,900	7,314
Marathon Oil Corp.	517,800	16,254
Marathon Petroleum Corp.	348,600	13,323
Nexen, Inc.	1,858,300	33,302
Noble Energy, Inc.	212,900	21,433
SM Energy Co.	203,700	14,785
Williams Companies, Inc.	1,200,938	34,611
World Fuel Services Corp.	377,220	17,118
WPX Energy, Inc.	166,939	2,751
		300,331
TOTAL ENERGY		459,315
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 28.7%
Capital Markets - 3.8%
Ameriprise Financial, Inc.	280,565	$ 15,024
Ashmore Group PLC	2,088,900	12,227
Bank of New York Mellon Corp.	682,204	13,733
Fortress Investment Group LLC (a)	2,590,800	8,938
Goldman Sachs Group, Inc.	212,732	23,713
Invesco Ltd.	1,331,600	30,054
Knight Capital Group, Inc. Class A (a)	1,382,523	17,959
Morgan Stanley	2,037,247	37,995
State Street Corp.	1,649,515	64,628
TD Ameritrade Holding Corp.	858,008	13,823
The Blackstone Group LP	935,409	14,789
		252,883
Commercial Banks - 5.6%
Bank of Ireland (a)	140,863,526	21,036
CIT Group, Inc. (a)	1,590,003	60,643
Comerica, Inc.	944,496	26,134
Heritage Financial Corp., Washington	133,801	1,877
Itau Unibanco Banco Multiplo SA sponsored ADR	2,316,500	46,237
PNC Financial Services Group, Inc.	437,855	25,798
U.S. Bancorp	2,908,312	82,073
Wells Fargo & Co.	3,610,341	105,458
		369,256
Consumer Finance - 1.1%
Capital One Financial Corp.	430,700	19,705
SLM Corp.	3,406,500	50,927
		70,632
Diversified Financial Services - 1.4%
CME Group, Inc.	104,400	25,005
JPMorgan Chase & Co.	1,757,521	65,556
		90,561
Insurance - 9.3%
AEGON NV (a)	3,140,831	15,257
AFLAC, Inc.	1,225,776	59,119
Aon Corp.	433,623	21,000
Assurant, Inc.	670,703	26,560
Berkshire Hathaway, Inc. Class B (a)	1,292,834	101,319
Brasil Insurance Participacoes e Administracao SA	833,000	9,440
Everest Re Group Ltd.	30,449	2,600
Fairfax Financial Holdings Ltd. (sub. vtg.)	125,582	50,972
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
First American Financial Corp.	1,315,132	$ 19,490
Hartford Financial Services Group, Inc.	1,013,400	17,755
Hilltop Holdings, Inc. (a)	354,619	3,060
Jardine Lloyd Thompson Group PLC	1,471,607	15,817
MetLife, Inc.	1,786,164	63,105
Progressive Corp.	355,700	7,214
Prudential Financial, Inc.	591,622	33,864
Reinsurance Group of America, Inc.	499,318	27,208
StanCorp Financial Group, Inc.	645,275	24,946
Torchmark Corp.	769,401	35,139
Unum Group	1,216,204	27,766
Validus Holdings Ltd.	974,110	31,240
XL Group PLC Class A	1,269,170	25,726
		618,597
Real Estate Investment Trusts - 4.7%
American Capital Agency Corp.	375,533	11,011
American Tower Corp.	692,000	43,949
Douglas Emmett, Inc.	1,222,717	25,567
Post Properties, Inc.	511,092	22,841
Prologis, Inc.	1,044,894	33,134
Public Storage	231,977	32,212
SL Green Realty Corp.	666,628	49,017
Ventas, Inc.	785,792	45,820
Vornado Realty Trust	88,691	7,173
Weyerhaeuser Co.	2,093,898	41,920
		312,644
Real Estate Management & Development - 2.4%
BR Malls Participacoes SA	1,471,300	16,059
Brookfield Asset Management, Inc. Class A	181,200	5,499
CBRE Group, Inc. (a)	74,953	1,447
Forest City Enterprises, Inc. Class A (a)	3,415,201	44,842
Forestar Group, Inc. (a)	1,562,503	24,875
Kennedy-Wilson Holdings, Inc.	5,097,450	68,459
		161,181
Thrifts & Mortgage Finance - 0.4%
People's United Financial, Inc.	1,970,735	24,299
TOTAL FINANCIALS		1,900,053
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 6.2%
Biotechnology - 0.1%
Amgen, Inc.	154,860	$ 10,517
Health Care Equipment & Supplies - 1.4%
Alere, Inc. (a)	188,800	4,560
Boston Scientific Corp. (a)	1,917,622	11,429
CareFusion Corp. (a)	549,600	13,163
Covidien PLC	255,800	13,174
DENTSPLY International, Inc.	154,600	5,835
Hologic, Inc. (a)	719,455	14,670
The Cooper Companies, Inc.	53,824	3,883
Zimmer Holdings, Inc.	471,767	28,660
		95,374
Health Care Providers & Services - 3.6%
Cardinal Health, Inc.	165,500	7,121
CIGNA Corp.	792,300	35,519
Community Health Systems, Inc. (a)	794,200	14,852
DaVita, Inc. (a)	164,870	13,488
Emeritus Corp. (a)	1,387,733	24,230
HCA Holdings, Inc.	187,600	4,585
Health Net, Inc. (a)	259,096	9,778
HealthSouth Corp. (a)	769,600	14,846
Henry Schein, Inc. (a)	71,600	5,076
Humana, Inc.	145,326	12,937
Lincare Holdings, Inc.	545,665	14,018
McKesson Corp.	295,604	24,157
Medco Health Solutions, Inc. (a)	199,700	12,385
MEDNAX, Inc. (a)	208,660	14,861
Omnicare, Inc.	201,300	6,609
Quest Diagnostics, Inc.	328,661	19,089
Universal Health Services, Inc. Class B	95,851	3,958
		237,509
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	114,100	5,526
PerkinElmer, Inc.	794,700	19,057
		24,583
Pharmaceuticals - 0.7%
AVANIR Pharmaceuticals Class A (a)(d)	2,952,558	8,681
Cadence Pharmaceuticals, Inc. (a)	1,883,764	7,855
Forest Laboratories, Inc. (a)	191,100	6,073
Hospira, Inc. (a)	201,601	6,947
Impax Laboratories, Inc. (a)	339,793	6,412
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	46,280	$ 2,152
XenoPort, Inc. (a)	1,464,400	6,136
		44,256
TOTAL HEALTH CARE		412,239
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.7%
DigitalGlobe, Inc. (a)	1,127,109	17,684
Esterline Technologies Corp. (a)	263,372	16,105
Lockheed Martin Corp.	275,985	22,719
Meggitt PLC	5,404,515	30,919
Textron, Inc.	727,745	18,543
Ultra Electronics Holdings PLC	373,300	9,013
		114,983
Airlines - 0.2%
Pinnacle Airlines Corp. (a)(e)	1,925,465	2,715
SkyWest, Inc.	889,460	11,385
		14,100
Building Products - 1.6%
Armstrong World Industries, Inc. (a)	341,998	15,971
Lennox International, Inc.	476,105	17,235
Owens Corning (a)	2,170,712	73,262
		106,468
Commercial Services & Supplies - 2.0%
Corrections Corp. of America (a)	800,316	18,831
Interface, Inc. Class A	714,318	9,493
Intrum Justitia AB	799,529	12,607
Quad/Graphics, Inc.	633,629	7,445
Republic Services, Inc.	1,950,491	57,110
Sykes Enterprises, Inc. (a)	850,060	14,902
The Geo Group, Inc. (a)	651,935	11,461
		131,849
Construction & Engineering - 1.0%
Foster Wheeler AG (a)	2,016,194	45,284
Jacobs Engineering Group, Inc. (a)	384,400	17,206
Shaw Group, Inc. (a)	211,073	5,729
		68,219
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.8%
Alstom SA	230,657	$ 8,791
GrafTech International Ltd. (a)	1,103,317	18,116
Hubbell, Inc. Class B	101,700	7,318
Prysmian SpA	1,417,003	21,277
		55,502
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	256,000	12,219
Koninklijke Philips Electronics NV	507,700	10,283
Orkla ASA (A Shares)	1,109,400	8,991
		31,493
Machinery - 1.7%
Fiat Industrial SpA (a)	1,187,094	11,629
Ingersoll-Rand PLC	866,185	30,265
Navistar International Corp. (a)	408,006	17,663
Snap-On, Inc.	205,718	11,625
Stanley Black & Decker, Inc.	569,526	39,969
		111,151
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	1,082,677	2,902
Professional Services - 0.4%
FTI Consulting, Inc. (a)	192,800	8,256
Towers Watson & Co.	296,859	17,752
		26,008
Road & Rail - 1.3%
Con-way, Inc.	912,797	28,972
Contrans Group, Inc. Class A	1,855,400	16,468
Quality Distribution, Inc. (a)(e)	1,605,942	19,721
Union Pacific Corp.	64,667	7,392
Vitran Corp., Inc. (a)(e)	1,632,988	11,513
		84,066
Trading Companies & Distributors - 0.2%
AerCap Holdings NV (a)	1,047,368	13,082
TOTAL INDUSTRIALS		759,823
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,367,354	26,841
Comverse Technology, Inc. (a)	2,469,660	15,559
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Juniper Networks, Inc. (a)	592,135	$ 12,393
Motorola Solutions, Inc.	362,440	16,821
ViaSat, Inc. (a)	327,401	15,565
		87,179
Computers & Peripherals - 0.8%
Gemalto NV	145,762	7,822
Hewlett-Packard Co.	1,320,852	36,957
Western Digital Corp. (a)	240,800	8,753
		53,532
Electronic Equipment & Components - 2.1%
Arrow Electronics, Inc. (a)	587,420	24,255
Avnet, Inc. (a)	527,950	18,410
Flextronics International Ltd. (a)	2,892,055	19,868
Ingram Micro, Inc. Class A (a)	678,202	12,872
Itron, Inc. (a)	232,871	9,033
Jabil Circuit, Inc.	1,410,506	31,962
TE Connectivity Ltd.	629,361	21,461
		137,861
Internet Software & Services - 0.3%
eBay, Inc. (a)	254,900	8,055
Yahoo!, Inc. (a)	578,100	8,943
		16,998
IT Services - 1.0%
Amdocs Ltd. (a)	523,041	15,398
Atos Origin SA	232,975	11,707
Fiserv, Inc. (a)	468,803	29,483
Global Payments, Inc.	240,943	12,052
		68,640
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	1,378,936	9,253
Analog Devices, Inc.	298,400	11,676
ASML Holding NV	331,225	14,239
Freescale Semiconductor Holdings I Ltd.	1,791,866	28,616
Intersil Corp. Class A	2,246,048	25,291
Marvell Technology Group Ltd. (a)	4,111,128	63,846
Micron Technology, Inc. (a)	2,941,072	22,323
NXP Semiconductors NV (a)	581,300	12,341
ON Semiconductor Corp. (a)	1,624,381	14,132
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
PMC-Sierra, Inc. (a)	1,705,266	$ 11,084
Spansion, Inc. Class A (a)	1,300,997	13,049
		225,850
Software - 0.5%
BMC Software, Inc. (a)	346,250	12,548
JDA Software Group, Inc. (a)	238,700	7,034
Oracle Corp.	495,900	13,984
		33,566
TOTAL INFORMATION TECHNOLOGY		623,626
MATERIALS - 5.2%
Chemicals - 3.2%
Agrium, Inc.	118,200	9,528
Air Products & Chemicals, Inc.	323,067	28,440
Ashland, Inc.	837,755	52,829
Celanese Corp. Class A	303,186	14,768
Cytec Industries, Inc.	373,800	18,638
Eastman Chemical Co.	289,800	14,583
Lanxess AG	151,572	9,872
LyondellBasell Industries NV Class A	440,050	18,966
Olin Corp.	625,424	13,884
Valspar Corp.	132,464	5,728
W.R. Grace & Co. (a)	465,619	24,929
		212,165
Construction Materials - 0.1%
HeidelbergCement Finance AG	142,983	7,027
Containers & Packaging - 1.1%
Ball Corp.	668,082	26,229
Rock-Tenn Co. Class A	425,856	26,343
Sealed Air Corp.	381,900	7,611
Sonoco Products Co.	478,778	14,986
		75,169
Metals & Mining - 0.8%
Compass Minerals International, Inc.	249,396	18,223
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
IAMGOLD Corp.	390,400	$ 6,513
Reliance Steel & Aluminum Co.	468,593	24,929
		49,665
TOTAL MATERIALS		344,026
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	114,491	4,240
Frontier Communications Corp. (d)	1,004,648	4,300
		8,540
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)	1,268,032	25,500
Sprint Nextel Corp. (a)	781,954	1,658
		27,158
TOTAL TELECOMMUNICATION SERVICES		35,698
UTILITIES - 11.5%
Electric Utilities - 4.6%
Cleco Corp.	720,496	28,647
Edison International	2,922,070	119,922
El Paso Electric Co.	617,503	21,489
FirstEnergy Corp.	519,200	21,921
NextEra Energy, Inc.	509,093	30,469
PNM Resources, Inc.	2,359,549	42,024
PPL Corp.	1,496,339	41,583
		306,055
Gas Utilities - 0.0%
ONEOK, Inc.	23,894	1,987
Independent Power Producers & Energy Traders - 1.8%
Calpine Corp. (a)	2,906,120	42,429
The AES Corp. (a)	6,047,280	77,163
		119,592
Multi-Utilities - 5.1%
CMS Energy Corp.	1,909,946	41,694
National Grid PLC	9,325,715	92,875
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
OGE Energy Corp.	557,551	$ 29,472
Sempra Energy	2,988,717	170,052
		334,093
TOTAL UTILITIES		761,727
TOTAL COMMON STOCKS (Cost $6,602,776)		6,363,400
Nonconvertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (Cost $10,046)	52,000	9,206
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0% to 0.01% 2/23/12 (f) (Cost $6,500)	$ 6,500	6,500
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	176,477,311	176,477
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	49,234,599	49,235
TOTAL MONEY MARKET FUNDS (Cost $225,712)		225,712
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $6,845,034)		6,604,818
NET OTHER ASSETS (LIABILITIES) - 0.4%		24,557
NET ASSETS - 100%		$ 6,629,375
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
355 CME E-mini S&P Midcap 400 Index Contracts	March 2012	$ 33,189	$ 537

The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,500,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Cash Central Fund	$ 39
Fidelity Securities Lending Cash Central Fund	362
Total	$ 401
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Pinnacle Airlines Corp.	$ 4,948	$ -	$ -	$ -	$ 2,715
Quality Distribution, Inc.	16,056	1,764	-	-	19,721
Vitran Corp., Inc.	7,920	-	-	-	11,513
Total	$ 28,924	$ 1,764	$ -	$ -	$ 33,949
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 711,205	$ 711,205	$ -	$ -
Consumer Staples	364,894	364,894	-	-
Energy	459,315	459,315	-	-
Financials	1,900,053	1,863,760	36,293	-
Health Care	412,239	412,239	-	-
Industrials	759,823	749,540	10,283	-
Information Technology	623,626	623,626	-	-
Materials	344,026	344,026	-	-
Telecommunication Services	35,698	35,698	-	-
Utilities	761,727	668,852	92,875	-
U.S. Government and Government Agency Obligations	6,500	-	6,500	-
Money Market Funds	225,712	225,712	-	-
Total Investments in Securities:	$ 6,604,818	$ 6,458,867	$ 145,951	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 537	$ 537	$ -	$ -
Income Tax Information

At January 31, 2012, the cost of investment securities for income tax purposes was $6,899,759,000. Net unrealized depreciation aggregated $294,941,000, of which $437,020,000 related to appreciated investment securities and $731,961,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 29, 2012